Share-Based Payment	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE-BASED PAYMENT

NOTE 24: SHARE-BASED PAYMENT

The share-based payment expense recognized in the financial statements for employee services received is as follows:

	December 31,
	2021	2020

Equity-settled share-based payment plans	$22,585	$2,201

The share-based payment transactions entered into between the Company and its employees and service providers during the year ended December 31, 2021 are described below. During the year ended December 31, 2021, the Board of Directors approved stock option grants to purchase 10,775,000 common shares in accordance with the stock option plans adopted on June 20, 2019 and May 18, 2021. All options issued to employees become exercisable when they vest and can be exercised for a period of 5 years from the date of the grant. In addition, the Board of Directors approved the grant of 200,000 Restricted Stock Units (RSUs) to certain members of senior management which vest ratably, on an annual basis, over a three-year period. The value of the RSUs on the grant date was $4.05 per unit.

The inputs used to value the option grants using the Black-Scholes model are as follows:

Grant date	March, 2021	June 2, 2021	June 29, 2021	Nov. 19, 2021	Dec. 8, 2021	Dec. 24, 2021
Dividend yield (%)	—	—	—	—	—	—
Expected share price volatility (%)	135%	139%	139%	141%	140%	139%
Risk-free interest rate (%)	0.25%	0.30%	0.47%	0.86%	0.99%	0.97%
Expected life of stock options (years)	3	3	3	3	3	3
Share price (CAD)	6.39	5.45	5.01	9.81	8.13	7.41
Exercise price (CAD)	6.39	5.45	5.01	9.81	8.13	7.41
Fair value of options (USD)	3.80	3.44	3.16	5.97	4.93	4.42
Vesting period (years)	2	1.5	1.5	1.5	1.5	1.5
Quantity of options granted	65,000	364,050	7,355,950	120,000	2,750,000	120,000

Details of the outstanding stock options as of December 31, 2021 and 2020, are as follows:

	2021		2020
	Number of Options	Weighted Average Exercise Price ($CAD)	Number of Options	Weighted Average Exercise Price ($CAD)
Outstanding, January 1,	8,100,221	0.72	8,345,000	1.06
Granted	10,775,000	5.91	5,224,600	0.65
Exercised	(6,073,585)	1.27	(2,714,379)	0.75
Forfeited	(251,225)	3.41	(1,860,000)	1.10
Expired	(3,678)	0.99	(895,000)	0.96
Outstanding, December 31,	12,546,733	5.06	8,100,221	0.72
Exercisable, December 31,	5,675,558	4.57	4,717,551	1.16

The weighted average contractual life of the stock options as at December 31, 2021 was 4.3 years (December 31, 2020: 4 years).